Schedule H, Line 4i - Schedule of Plan Assets (Details) - EBP 36-4007085 001 [Member]	Dec. 31, 2025 USD ($)
Asset held for investment	$ 303,286,839
Common Collective Trust [Member]
Current Value	218,387,629
Mutual Fund [Member]
Current Value	$ 63,121,349